Financial risk management and financial instruments - Summary of Changes in Convertible Notes (Details) - Exchangeable Notes Due 2026 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Beginning Balance	€ 1,128	€ 1,202
Changes in fair value recognized in consolidated statement of operations	97	(144)
Changes in fair value recorded in other comprehensive loss	14	(4)
Effect of changes in foreign exchange rates	(36)	74
Ending Balance	€ 1,203	€ 1,128